Note 4 - Stockholders' Equity (Details) - Warrant - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrants Outstanding
Outstanding, beginning	2,652,098	2,364,183
Granted	9,874,823	1,325,155
Forfeited	(1,200)	(1,037,240)
Exercised	0	0
Outstanding, ending	12,525,721	2,652,098
Exercisable, ending	12,525,721	2,652,098
Weighted Average Exercise Price
Outstanding, beginning	$ 2.50	$ 5.00
Granted	1.25	3.25
Forfeited	30.00	2.50
Exercised	0	0
Outstanding, ending	1.25	2.50
Exercisable, ending	$ 1.25	$ 2.50